Schedule of operating lease consolidated balance sheets (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Right-of-use Assets And Operating Lease Liabilities
Right-of-use assets	$ 721,176	$ 104,911
Lease liabilities
Current	300,824	58,561
Non-current	407,622	33,557
Lease liabilities	$ 708,446	$ 92,118